Revision of Previously Issued Financial Statements - Statements of Operations (Detail) - USD ($)	3 Months Ended						6 Months Ended				9 Months Ended	12 Months Ended
	Jun. 30, 2023		Mar. 31, 2023	Jun. 30, 2022		Mar. 31, 2022	Jun. 30, 2023		Jun. 30, 2022		Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Interest expense	$ (5,540,867)	[1]		$ (2,293,682)	[1]		$ (11,205,412)	[1]	$ (6,008,228)	[1]	$ (12,993,129)	$ (20,019,886)
Net loss	(19,021,602)		$ (44,684,938)	(4,562,875)		$ (14,873,009)	(63,706,540)		(19,435,884)		(25,058,398)	(42,124,668)		$ (6,540,797)
Legacy Bridger Series C Preferred Shares adjustment for maximum redemption value	(5,805,582)		$ (4,274,439)									(202,688,810)
Net income (loss) attributable to Common Stockholders – basic	$ (24,827,184)			$ (277,127,226)			$ 34,276,036		$ (296,340,002)		$ (307,605,853)	$ (330,476,814)
Net loss per share attributable to common shareholders – basic	$ (0.55)			$ (7.15)			$ 0.77		$ (7.64)		$ (7.64)	$ (8.2)
Net loss per share attributable to common shareholders – diluted	$ (0.55)			$ (7.15)			$ 0.44		$ (7.64)		$ (7.64)	$ (8.2)
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Interest expense											$ (12,993,129)	$ (20,019,886)	[2]	(9,293,928)	[2]
Net loss									$ (19,435,884)		(25,058,398)	(42,124,668)		(6,540,797)
Legacy Bridger Series C Preferred Shares adjustment for maximum redemption value												(202,688,810)
Net income (loss) attributable to Common Stockholders – basic									$ (296,340,002)		$ (307,605,853)	$ (330,476,814)		$ (22,453,981)
Net loss per share attributable to common shareholders – basic									$ (7.36)		$ (7.64)	$ (8.2)		$ (0.56)
Net loss per share attributable to common shareholders – diluted									$ (7.36)		$ (7.64)	$ (8.2)		$ (0.56)
Series C Preferred Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Legacy Bridger Series C Preferred Shares adjustment for maximum redemption value									$ 191,240,782		$ (196,884,119)
Series C Preferred Stock | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Legacy Bridger Series C Preferred Shares adjustment for maximum redemption value									$ (191,240,782)		(196,884,119)	$ (202,688,810)
Common Stock [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss per share attributable to common shareholders – basic									$ (7.36)
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Interest expense											(13,052,438)	(20,017,177)
Net loss									$ (19,435,884)		(25,117,707)	(42,121,959)
Legacy Bridger Series C Preferred Shares adjustment for maximum redemption value												(200,505,236)
Net income (loss) attributable to Common Stockholders – basic									$ (294,156,428)		$ (305,481,588)	$ (328,290,531)
Net loss per share attributable to common shareholders – basic									$ (7.3)		$ (7.58)	$ (8.15)
Net loss per share attributable to common shareholders – diluted									$ (7.3)		$ (7.58)	$ (8.15)
As Previously Reported | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Interest expense											$ (13,052,438)	$ (20,017,177)
Net loss									$ (19,435,884)		(25,117,707)	(42,121,959)
Net income (loss) attributable to Common Stockholders – basic									$ (294,156,428)		$ (305,481,588)	$ (328,290,531)
Net loss per share attributable to common shareholders – basic									$ (7.3)		$ (7.58)	$ (8.15)
Net loss per share attributable to common shareholders – diluted									$ (7.3)		$ (7.58)	$ (8.15)
As Previously Reported | Series C Preferred Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Legacy Bridger Series C Preferred Shares adjustment for maximum redemption value									$ 189,057,208		$ 194,700,545
As Previously Reported | Series C Preferred Stock | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Legacy Bridger Series C Preferred Shares adjustment for maximum redemption value									(189,057,208)		(194,700,545)	$ (200,505,236)
Impact of Revision
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Interest expense											59,309	(2,709)
Net loss									0		59,309	(2,709)
Legacy Bridger Series C Preferred Shares adjustment for maximum redemption value												(2,183,574)
Net income (loss) attributable to Common Stockholders – basic									$ (2,183,574)		$ (2,124,265)	$ (2,186,283)
Net loss per share attributable to common shareholders – basic									$ (0.06)		$ (0.06)	$ (0.05)
Net loss per share attributable to common shareholders – diluted									$ (0.06)		$ (0.06)	$ (0.05)
Impact of Revision | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Interest expense											$ 59,309	$ (2,709)
Net loss											59,309	(2,709)
Net income (loss) attributable to Common Stockholders – basic									$ (2,183,574)		$ (2,124,265)	$ (2,186,283)
Net loss per share attributable to common shareholders – basic									$ (0.06)		$ (0.06)	$ (0.05)
Net loss per share attributable to common shareholders – diluted									$ (0.06)		$ (0.06)	$ (0.05)
Impact of Revision | Series C Preferred Stock
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Legacy Bridger Series C Preferred Shares adjustment for maximum redemption value									$ 2,183,574		$ 2,183,574
Impact of Revision | Series C Preferred Stock | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Legacy Bridger Series C Preferred Shares adjustment for maximum redemption value									$ (2,183,574)		$ (2,183,574)	$ (2,183,574)

[1]	Includes related party interest for the 2022 taxable industrial revenue bond of approximately $279,000 and $563,000 for the three and six months ended June 30, 2023, respectively.
[2]	Includes related party interest of approximately $517,000 for the 2022 taxable industrial revenue bond.